COHEN & STEERS GLOBAL INFRASTRUCTURE FUND SUMMARY PROSPECTUS MAY 1, 2010 CLASS A (CSUAX), CLASS B (CSUBX) AND CLASS C (CSUCX) SHARES

Before you invest, you may want to review the fund’s prospectus and statement and additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at cohenandsteers.com/prospectus. You can also get this information at no cost by calling 800.330.7348 or by sending an e-mail request to marketing@cohenandsteers.com. The current prospectus and statement of additional information, dated May 1, 2010, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The investment objective of Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) is total return.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase and Sell Fund Shares – Purchasing the Class of Fund Shares that is Best for You on page 17 of the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares on page 61 of the Fund’s Statement of Additional Information (the SAI)

	Class A	Class B(1)	Class C
Shareholder Fees
fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%(2)	1%(2)
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	2.00%	None	None

	Class A	Class B	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses	0.80%	0.80%	0.80%
Service Fee	0.10%	0.25%	0.25%

Total Annual Fund Operating Expenses(3)	1.90%	2.55%	2.55%
Fee Waiver/Expense Reimbursement(3)	(0.40)%	(0.40)%	(0.40)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(3)	1.50%	2.15%	2.15%

(1)	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.
(2)

For Class B shares, the maximum deferred sales charge is 5% in the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none thereafter. For Class C shares, the maximum deferred sales charge only applies in the 1st year.

(3)	Through April 30, 2011, Cohen & Steers Capital Management, Inc. (the Advisor) has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the total annual Fund operating expenses at 1.50% for the Class A shares and 2.15% for Class B shares and Class C shares. This contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$596	$983	$1,395	$2,541
Class B Shares
Assuming redemption at the end of the period	$718	$1,056	$1,520	$2,855
Assuming no redemption at the end of the period	$218	$756	$1,320	$2,855

	1 Year	3 Years	5 Years	10 Years
Class C Shares
Assuming redemption at the end of the period	$318	$756	$1,320	$2,855
Assuming no redemption at the end of the period	$218	$756	$1,320	$2,855

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications companies and other infrastructure companies. Under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund will invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging market countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.

Infrastructure companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; production, transmission or distribution of natural resources used to produce energy; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; management, ownership and/or operation of infrastructure assets or construction, development or financing of infrastructure assets, such as pipelines, toll roads, airports, railroads or ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates, and the Fund may invest up to 25% of its net assets in these energy-related MLPs and their affiliates.

The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities. The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield bonds” or “junk bonds”.

The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) to invest at least 25% of its net assets in securities of companies engaged in the utilities industry.

PRINCIPAL RISKS

Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk

While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

General Risks of Investing in Infrastructure Companies

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

•	regulation by various government authorities;

•	government regulation of rates charged to customers;

•	service interruption due to environmental, operational or other mishaps;

•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and

•	general changes in market sentiment towards infrastructure and utilities assets.

Preferred Securities Risk

There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk

Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Foreign (Non-U.S.) Securities Risk

Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Foreign Currency Risk

The Fund’s net asset value (NAV) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

MLP Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Risk of Investment in Lower-Rated Securities

Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Non-Diversification Risk

As a “non-diversified” investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

Prior to April 1, 2008, the Fund’s name was “Cohen & Steers Utility Fund, Inc.,” and normally the Fund invested at least 80% of its assets in common stocks and other equity securities issued by companies engaged in the utilities industry (utility companies); investments in foreign issuers were limited to 20% of its total assets.

This chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

CLASS A SHARES

ANNUAL TOTAL RETURNS*

Highest quarterly return during this period: 16.05%

(quarter ended September 30, 2009)

Lowest quarterly return during this period: -19.29%

(quarter ended September 30, 2008)

*	The annual returns for the Class B and Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of both classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns

(for periods ended December 31, 2009)

	1 Year	5 Years	Since Inception (May 3, 2004)
Class A Shares
Return Before Taxes	14.83%	3.95%	7.11%
Return After Taxes on Distributions	14.88%	3.02%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.56%	6.34%
Class B Shares
Return Before Taxes	14.41%	3.90%	7.14%
Class C Shares
Return Before Taxes	18.43%	4.23%	7.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.04%
UBS Global 50/50 Infrastructure & Utilities Net of Tax Index (reflects no deduction for fees or expenses)(1)	17.91%	N/A(2)	N/A(2)
Linked Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)(1)	17.91%	3.56%	5.15%

(1) The UBS Global 50/50 Infrastructure & Utilities Net of Tax Index tracks a 50% exposure to the global developed-market infrastructure sector and a 50% exposure to the global developed-market utilities sector, the returns of which reflect no deduction for fees and expenses but are net of dividend withholding taxes. The Linked Global Infrastructure Index is represented by the performance of the S&P 1500 Utilities Index (reflects no deduction for fees, expenses or taxes) since inception through March 31, 2008; the Macquarie Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) from April 1, 2008 through May 31, 2008; and the UBS Global 50/50 Infrastructure & Utilities Net of Tax Index (reflects no deduction for fees and expenses) from June 1, 2008 through December 31, 2009. The S&P 1500 Utilities Index is an unmanaged market-capitalization-weighted index of 71 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The Macquarie Global Infrastructure Index is a capitalization-weighted global infrastructure index containing all publicly quoted infrastructure-related stocks that are members of the FTSE Global Equity Index Series with market capitalization exceeding $250 million.

(2) The Index was launched in 2006.

After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGEMENT

Advisor

Cohen & Steers Capital Management, Inc.

Subadvisors

Cohen & Steers Europe S.A. (CNS Europe)

Cohen & Steers Asia Limited (CNS Asia)

Cohen & Steers UK Limited (CNS UK)

Portfolio Managers

The Fund’s portfolio managers are:

•	Robert Becker—Vice President of the Fund. Mr. Becker has been a portfolio manager of the Fund since inception.

•	Ben Morton—Mr. Morton has been a portfolio manager of the Fund since 2008.

PURCHASE AND SALE OF FUND SHARES

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O. Box 8123

Boston, MA 02266-8123

Phone: (800) 437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

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